UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

JennisonDryden Opportunity Funds

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2010

Date of reporting period:	8/31/2009

Item 1 – Reports to Stockholders

AUGUST 31, 2009	SEMIANNUAL REPORT

Jennison Select Growth Fund

FUND TYPE

Large cap stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

October 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Select Growth Fund

Jennison Select Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Select Growth Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 2.00%; Class B, 2.70%; Class C, 2.70%; Class L, 2.20%; Class M, 2.70%; Class X, 2.70%; Class Z, 1.70%. Net operating expenses apply to: Class A, 1.95%; Class B, 2.70%; Class C, 2.70%; Class L, 2.20%; Class M, 2.70%; Class X, 2.70%; Class Z, 1.70%, after contractual reduction through 6/30/2010.

Cumulative Total Returns as of 8/31/09
	Six Months	One Year	Five Years	Since Inception[1]
Class A	30.57%	–11.03%	13.76%	–35.50%
Class B	30.02	–11.73	9.45	–39.80
Class C	30.02	–11.73	9.45	–39.80
Class L	30.49	–11.33	N/A	–22.28
Class M	30.02	–11.73	N/A	–23.02
Class X	30.02	–11.73	N/A	–23.02
Class Z	30.69	–10.93	15.18	–34.00
Russell 1000 Growth Index[2]	38.51	–16.76	6.20	**
S&P 500 Index[3]	40.46	–18.25	2.50	***
Lipper Large-Cap Growth Funds Avg.[4]	36.13	–18.49	4.95	****

Average Annual Total Returns[5] as of 9/30/09
	One Year	Five Years	Since Inception[1]
Class A	–0.50%	1.64%	–4.69%
Class B	–0.53	1.87	–4.82
Class C	3.48	2.02	–4.83
Class L	–1.04	N/A	–12.89
Class M	–1.53	N/A	–12.90
Class X	–1.52	N/A	–12.97
Class Z	5.49	3.07	–3.87
Russell 1000 Growth Index[2]	–1.85	1.86	**
S&P 500 Index[3]	–6.91	1.01	***
Lipper Large-Cap Growth Funds Avg.[4]	–2.72	1.42	****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class B, Class C, and Class Z, 6/2/00; Class L, Class M, and Class X, 10/29/07.

2The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the U.S. have performed.

4The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00%, respectively. Class Z shares are not subject to a 12b-1 fee. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Russell 1000 Growth Index Closest Month-End to Inception cumulative total returns as of 8/31/09 are –38.93% for Class A, Class B, Class C, and Class Z; and –27.96% for Class L, Class M, and Class X. Russell 1000 Growth Index Closest Month-End to Inception average annual total returns as of 9/30/09 are –4.72% for Class A, Class B, Class C, and Class Z; and –13.88% for Class L, Class M, and Class X.

***S&P 500 Index Closest Month-End to Inception cumulative total returns as of 8/31/09 are –14.96% for Class A, Class B, Class C, and Class Z; and –31.06% for Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 9/30/09 are –1.33% for Class A, Class B, Class C, and Class Z; and –16.05% for Class L, Class M, and Class X.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 8/31/09 are –30.17% for Class A, Class B, Class C, and Class Z; and –30.86% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total returns as of 9/30/09 are –3.66% for Class A, Class B, Class C, and Class Z; and –15.59% for Class L, Class M, and Class X.

Investors cannot invest directly in an index. The returns for the Russell 1000 Growth Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Growth Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Jennison Select Growth Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 8/31/09
Google, Inc. (Class A Stock), Internet Software & Services	5.7%
Goldman Sachs Group, Inc. (The), Capital Markets	4.9
QUALCOMM, Inc., Communications Equipment	4.8
Apple, Inc., Computers & Peripherals	4.7
Visa, Inc. (Class A Stock), IT Services	3.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/09
Communications Equipment	10.2%
Computers & Peripherals	9.6
Internet Software & Services	7.0
Capital Markets	6.6
Oil, Gas & Consumable Fuels	6.5

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2009, at the beginning of the period, and held through the six-month period ended August 31, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Jennison Select Growth Fund	5

Fees and Expenses (continued)

expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Select Growth Fund		Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,305.70	1.88%	$10.93
	Hypothetical	$1,000.00	$1,015.73	1.88%	$9.55

Class B	Actual	$1,000.00	$1,300.20	2.63%	$15.25
	Hypothetical	$1,000.00	$1,011.95	2.63%	$13.34

Class C	Actual	$1,000.00	$1,300.20	2.63%	$15.25
	Hypothetical	$1,000.00	$1,011.95	2.63%	$13.34

Class L	Actual	$1,000.00	$1,304.90	2.13%	$12.37
	Hypothetical	$1,000.00	$1,014.47	2.13%	$10.82

Class M	Actual	$1,000.00	$1,300.20	2.63%	$15.25
	Hypothetical	$1,000.00	$1,011.95	2.63%	$13.34

Class X	Actual	$1,000.00	$1,300.20	2.63%	$15.25
	Hypothetical	$1,000.00	$1,011.95	2.63%	$13.34

Class Z	Actual	$1,000.00	$1,306.90	1.63%	$9.48
	Hypothetical	$1,000.00	$1,016.99	1.63%	$8.29

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2009, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of August 31, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.9%
COMMON STOCKS

Air Freight & Logistics 1.3%
67,900	Expeditors International of Washington, Inc.	$2,217,614

Beverages 2.5%
74,300	PepsiCo, Inc.	4,210,581

Biotechnology 6.3%
82,500	Celgene Corp.(a)	4,304,025
136,100	Gilead Sciences, Inc.(a)	6,132,666

		10,436,691

Capital Markets 6.6%
153,350	Charles Schwab Corp. (The)	2,769,501
49,100	Goldman Sachs Group, Inc. (The)	8,124,086

		10,893,587

Chemicals 2.0%
38,600	Monsanto Co.	3,237,768

Communications Equipment 10.2%
181,500	Cisco Systems, Inc.(a)	3,920,400
173,150	QUALCOMM, Inc.	8,037,622
67,020	Research In Motion Ltd.(a)	4,896,482

		16,854,504

Computers & Peripherals 9.6%
46,005	Apple, Inc.(a)	7,738,501
89,500	Hewlett-Packard Co.	4,017,655
35,900	International Business Machines Corp. (IBM)	4,237,995

		15,994,151

Energy Equipment & Services 1.3%
108,800	Weatherford International Ltd.(a)	2,170,560

Food & Staples Retailing 2.3%
48,400	Costco Wholesale Corp.	2,467,432
27,600	Wal-Mart Stores, Inc.	1,404,012

		3,871,444

See Notes to Financial Statements.

Jennison Select Growth Fund	7

Portfolio of Investments

as of August 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food Products 0.7%
42,800	Unilever PLC (United Kingdom), ADR(b)	$1,172,292

Healthcare Equipment & Supplies 5.7%
39,900	Alcon, Inc.	5,165,853
76,000	Baxter International, Inc.	4,325,920

		9,491,773

Healthcare Providers & Services 3.3%
100,500	Medco Health Solutions, Inc.(a)	5,549,610

Household Products 2.0%
46,300	Colgate-Palmolive Co.	3,366,010

Internet & Catalog Retail 3.4%
69,600	Amazon.com, Inc.(a)	5,650,824

Internet Software & Services 7.0%
6,200	Baidu, Inc. (China), ADR(a)	2,046,372
20,650	Google, Inc. (Class A Stock)(a)	9,533,486

		11,579,858

IT Services 6.0%
17,900	Mastercard, Inc. (Class A Stock)	3,627,077
88,500	Visa, Inc. (Class A Stock)	6,292,350

		9,919,427

Media 2.1%
131,100	Walt Disney Co. (The)	3,413,844

Multiline Retail 2.7%
64,700	Kohl’s Corp.(a)	3,337,873
24,800	Target Corp.	1,165,600

		4,503,473

Oil, Gas & Consumable Fuels 6.5%
61,200	Occidental Petroleum Corp.	4,473,720
95,600	Petroleo Brasileiro S.A. (Brazil), ADR	3,789,584
70,000	Southwestern Energy Co.(a)	2,580,200

		10,843,504

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals 5.6%
49,300	Abbott Laboratories	$2,229,839
36,600	Shire PLC (United Kingdom), ADR(b)	1,813,896
103,100	Teva Pharmaceutical Industries Ltd. (Israel), ADR	5,309,650

		9,353,385

Semiconductors & Semiconductor Equipment 3.6%
183,800	Applied Materials, Inc.	2,422,484
170,700	Intel Corp.	3,468,624

		5,891,108

Software 4.2%
141,000	Adobe Systems, Inc.(a)	4,430,220
115,000	Oracle Corp.	2,515,050

		6,945,270

Textiles, Apparel & Luxury Goods 2.0%
60,910	NIKE, Inc. (Class B Stock)(b)	3,373,805

	Total long-term investments (cost $119,185,471)	160,941,083

SHORT-TERM INVESTMENT 6.7%

Affiliated Money Market Mutual Fund
11,163,904	Dryden Core Investment Fund - Taxable Money Market Series (cost $11,163,904; includes $5,943,074 of cash collateral received for securities on loan)(c)(d) (Note 3)	11,163,904

	Total Investments 103.6% (cost $130,349,375; Note 5)	172,104,987
	Liabilities in excess of assets (3.6%)	(6,017,538)

	Net Assets 100.0%	$166,087,449

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $5,720,662; cash collateral of $5,943,074 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

Jennison Select Growth Fund	9

Portfolio of Investments

as of August 31, 2009 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$160,941,083	$—	$—
Affiliated Money Market Mutual Fund	11,163,904	—	—

	$172,104,987	$—	$—
Other Financial Instruments*	—	—	—

Total	$172,104,987	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of February 28, 2009 and August 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2009 were as follows:

Communications Equipment	10.2%
Computers & Peripherals	9.6
Internet Software & Services	7.0
Affiliated Money Market Mutual Fund (including 3.6% of collateral received for securities on loan)	6.7
Capital Markets	6.6
Oil, Gas & Consumable Fuels	6.5
Biotechnology	6.3
IT Services	6.0
Healthcare Equipment & Supplies	5.7
Pharmaceuticals	5.6
Software	4.2
Semiconductor & Semiconductor Equipment	3.6
Internet & Catalog Retail	3.4
Healthcare Providers & Services	3.3
Multiline Retail	2.7
Beverages	2.5
Food & Staples Retailing	2.3
Media	2.1
Chemicals	2.0
Household Products	2.0
Textiles, Apparel & Luxury Goods	2.0
Air Freight & Logistics	1.3
Energy Equipment & Services	1.3
Food Products	0.7

103.6
Liabilities in excess of other assets	(3.6)

100.0%

See Notes to Financial Statements.

Jennison Select Growth Fund	11

Statement of Assets and Liabilities

as of August 31, 2009 (Unaudited)

Assets
Investments at value, including securities on loan of $5,720,662:
Unaffiliated investments (cost $119,185,471)	$160,941,083
Affiliated investments (cost $11,163,904)	11,163,904
Cash	221,899
Receivable for investments sold	873,407
Receivable for Fund shares sold	53,996
Dividends receivable	153,085
Foreign tax reclaim receivable	53,683
Prepaid expenses	11,248

Total assets	173,472,305

Liabilities
Payable to broker for collateral for securities on loan	5,943,074
Payable for investments purchased	712,159
Accrued expenses and other liabilities	205,444
Payable for Fund shares reacquired	180,236
Affiliated transfer agent fee payable	137,250
Management fee payable	127,952
Distribution fee payable	74,143
Deferred trustees’ fees	4,598

Total liabilities	7,384,856

Net Assets	$166,087,449

Net assets were comprised of:
Shares of beneficial interest, at par	$26,376
Paid-in capital in excess of par	471,739,857

471,766,233
Accumulated net investment loss	(803,796)
Accumulated net realized loss on investments	(346,630,600)
Net unrealized appreciation on investments	41,755,612

Net assets, August 31, 2009	$166,087,449

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($89,448,599 ÷ 13,878,557 shares of beneficial interest issued and outstanding)	$6.45
Maximum sales charge (5.50% of offering price)	.38

Maximum offering price to public	$6.83

Class B
Net asset value, offering price and redemption price per share ($7,099,619 ÷ 1,179,476 shares of beneficial interest issued and outstanding)	$6.02

Class C
Net asset value, offering price and redemption price per share ($31,470,100 ÷ 5,231,382 shares of beneficial interest issued and outstanding)	$6.02

Class L
Net asset value, offering price and redemption price per share ($19,706,081 ÷ 3,071,585 shares of beneficial interest issued and outstanding)	$6.42

Class M
Net asset value, offering price and redemption price per share ($8,880,448 ÷ 1,475,074 shares of beneficial interest issued and outstanding)	$6.02

Class X
Net asset value, offering price and redemption price per share ($7,016,805 ÷ 1,166,031 shares of beneficial interest issued and outstanding)	$6.02

Class Z
Net asset value, offering price and redemption price per share ($2,465,797 ÷ 373,455 shares of beneficial interest issued and outstanding)	$6.60

See Notes to Financial Statements.

Jennison Select Growth Fund	13

Statement of Operations

Six Months Ended August 31, 2009 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $39,168)	$833,567
Affiliated income from securities loaned, net	32,780
Affiliated dividend income	11,704

Total income	878,051

Expenses
Management fee	696,852
Distribution fee—Class A	102,677
Distribution fee—Class B	33,326
Distribution fee—Class C	140,549
Distribution fee—Class L	46,402
Distribution fee—Class M	48,992
Distribution fee—Class X	37,292
Transfer agent’s fee and expenses (including affiliated expense of $188,000)	452,000
Reports to shareholders	41,000
Registration fees	38,000
Custodian’s fees and expenses	37,000
Trustees’ fees	15,000
Audit fee	11,000
Legal fees and expenses	11,000
Miscellaneous expenses	16,978

Total expenses	1,728,068
Less: expense subsidy (Note 2)	(54,200)

Net expenses	1,673,868

Net investment loss	(795,817)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	1,012,475
Net change in unrealized appreciation (depreciation) on investments	39,261,647

Net gain on investments	40,274,122

Net Increase In Net Assets Resulting From Operations	$39,478,305

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2009	Year Ended February 29, 2009
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(795,817)	$(1,863,609)
Net realized gain (loss) on investments	1,012,475	(48,135,082)
Net change in unrealized appreciation (depreciation) on investments	39,261,647	(14,811,544)

Net increase (decrease) in net assets resulting from operations	39,478,305	(64,810,235)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	11,141,024	10,920,541
Cost of shares reacquired	(16,785,742)	(42,372,104)

Net decrease in net assets resulting from Fund share transactions	(5,644,718)	(31,451,563)

Total increase (decrease)	33,833,587	(96,261,798)

Net Assets
Beginning of period	132,253,862	228,515,660

End of period	$166,087,449	$132,253,862

See Notes to Financial Statements.

Jennison Select Growth Fund	15

Notes to Financial Statements

(Unaudited)

JennisonDryden Opportunity Funds (formerly, Strategic Partners Opportunity Funds) (the “Trust”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust currently consists of three funds: Jennison Select Growth Fund (the “Fund”) and Dryden Strategic Value Fund, and Jennison Small-Cap Opportunity Fund. These financial statements relate to Jennison Select Growth Fund, a non-diversified Fund. The financial statements of the Dryden Strategic Value Fund and Jennison Small-Cap Opportunity Fund are not presented herein. The Trust was established as a Delaware business Trust on January 28, 2000.

The investment objective of the Fund is long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily (at least 65% of its total assets) in approximately 40 equity-related securities that are selected by the Fund investment subadviser, as having strong capital appreciation potential.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor(s); to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors

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influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of August 31, 2009 there were no securities whose values were adjusted in accordance with procedures approved by the Board of Trustees.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days, are valued at current market quotations.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Jennison Select Growth Fund	17

Notes to Financial Statements

(Unaudited) continued

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI has entered into a sub-management agreement with Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential. PIM provides Jennison with certain research services and assists with maintenance of books and records as Jennison may request from time

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to time. PI pays for the services of the subadvisers and sub-manager, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .90 of 1% of the Funds’ average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion. The effective management fee rate was .90 of 1% for the six months ended August 31, 2009.

Prudential Investments LLC (“PI”), as the Investment Manager of the Fund, has voluntarily agreed to waive up to 0.07% of its management fee to the extent that Fund expenses exceed 1.25% (excluding 12b-1 fees and certain other fees). This waiver arrangement is voluntary and may be modified or terminated at any time.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M and Class X shares of the Fund. The Fund compensates PIMS for distributing and servicing the Funds’ Class A, Class B, Class C, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C, L, M and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. PIMS has contractually agreed to limit such expenses to 0.25 of 1% of the average daily net assets of the Class A shares for the six months ended August 31, 2009.

PIMS has advised the Fund that it has received approximately $28,000 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2009. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2009, it received approximately $100, $9,000, $300, $8,000 and $2,000 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Jennison Select Growth Fund	19

Notes to Financial Statements

(Unaudited) continued

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .15 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of .13 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund did not utilize the line of credit during the year ended August 31, 2009.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended August 31, 2009 the Series incurred approximately $69,000 in total networking fees, of which approximately $23,000 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM is the Series’ security lending agent. For the six months ended August 31, 2009, PIM has been compensated approximately $14,000 for these services.

The Series invests in the Taxable Money Market Series (“the Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a Money Market mutual fund

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registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, excluding short-term investments, for the six months ended August 31, 2009, were $54,311,331 and $62,749,641, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series investments and the net unrealized appreciation (depreciation) as of August 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$143,792,516	$29,405,737	$(1,093,266)	$28,312,471

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

For federal income tax purposes, the Series had a capital loss carryforward at February 28, 2009 of approximately $324,312,000 of which $201,056,000 expires in 2010, $82,010,000 expires in 2011, $14,571,000 expires in 2012 and 26,675,000 expires in 2017. As of February 28, 2009, approximately $384,441,000 of its capital loss carryforward was written-off due to expiration. Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Series will be able to realize the full benefit prior to the expiration date.

In addition, the Fund has elected to treat net capital losses of approximately $4,979,000, incurred between November 1, 2008 and February 28, 2009 as being incurred during the following fiscal year end (February 28, 2010).

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2009, no provision for income tax would be required in the Series financial statements. The Series federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Jennison Select Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Series offers Class A, Class B, Class C, Class L, Class M and Class X shares. Class A and L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. All investors who purchase Class A and L shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class M and X shares will automatically convert to Class A shares on a quarterly basis approximately eight and ten years after purchase, respectively. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2009:
Shares sold	1,068,171	$6,056,843
Shares reacquired	(1,806,452)	(10,454,260)

Net increase (decrease) in shares outstanding before conversion	(738,281)	(4,397,417)
Shares issued upon conversion from Class B, Class M and Class X	974,366	5,538,737

Net increase (decrease) in shares outstanding	236,085	$1,141,320

Year ended February 28, 2009:
Shares sold	1,095,396	$6,596,749
Shares reacquired	(3,236,678)	(20,213,452)

Net increase (decrease) in shares outstanding before conversion	(2,141,282)	(13,616,703)
Shares issued upon conversion from Class B, Class M and Class X	3,685,952	24,964,452

Net increase (decrease) in shares outstanding	1,544,670	$11,347,749

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Class B	Shares	Amount
Six months ended August 31, 2009:
Shares sold	94,704	$506,137
Shares reacquired	(94,730)	(511,649)

Net increase (decrease) in shares outstanding before conversion	(26)	(5,512)
Shares reacquired upon conversion into Class A	(94,312)	(490,096)

Net increase (decrease) in shares outstanding	(94,338)	$(495,608)

Year ended February 28, 2009:
Shares sold	187,704	$1,113,079
Shares reacquired	(313,422)	(1,906,200)

Net increase (decrease) in shares outstanding before conversion	(125,718)	(793,121)
Shares reacquired upon conversion into Class A	(334,617)	(2,211,958)

Net increase (decrease) in shares outstanding	(460,335)	$(3,005,079)

Class C
Six months ended August 31, 2009:
Shares sold	464,546	$2,616,385
Shares reacquired	(389,786)	(2,076,231)

Net increase (decrease) in shares outstanding	74,760	$540,154

Year ended February 28, 2009:
Shares sold	444,028	$2,356,588
Shares reacquired	(1,098,058)	(6,612,000)

Net increase (decrease) in shares outstanding	(654,030)	$(4,255,412)

Class L
Six months ended August 31, 2009:
Shares sold	1,138	$6,138
Shares reacquired	(250,122)	(1,410,174)

Net increase (decrease) in shares outstanding	(248,984)	$(1,404,036)

Year ended February 28, 2009:
Shares sold	26,856	$169,768
Shares reacquired	(807,008)	(5,192,925)

Net increase (decrease) in shares outstanding	(780,152)	$(5,023,157)

Class M
Six months ended August 31, 2009:
Shares sold	11,976	$59,950
Shares reacquired	(228,919)	(1,213,252)

Net increase (decrease) in shares outstanding before conversion	(216,943)	(1,153,302)
Shares reacquired upon conversion into Class A	(600,740)	(3,183,587)

Net increase (decrease) in shares outstanding	(817,683)	$(4,336,889)

Year ended February 28, 2009:
Shares sold	31,389	$183,290
Shares reacquired	(854,975)	(5,427,116)

Net increase (decrease) in shares outstanding before conversion	(823,586)	(5,243,826)
Shares reacquired upon conversion into Class A	(3,346,799)	(21,551,633)

Net increase (decrease) in shares outstanding	(4,170,385)	$(26,795,459)

Jennison Select Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six months ended August 31, 2009:
Shares sold	2,936	$15,578
Shares reacquired	(100,154)	(538,161)

Net increase (decrease) in shares outstanding before conversion	(97,218)	(522,583)
Shares reacquired upon conversion into Class A	(346,375)	(1,865,054)

Net increase (decrease) in shares outstanding	(443,593)	$(2,387,637)

Year ended February 28, 2009:
Shares sold	28,671	$206,441
Shares reacquired	(412,510)	(2,528,157)

Net increase (decrease) in shares outstanding before conversion	(383,839)	(2,321,716)
Shares reacquired upon conversion into Class A	(232,187)	(1,200,861)

Net increase (decrease) in shares outstanding	(616,026)	$(3,522,577)

Class Z
Six months ended August 31, 2009:
Shares sold	326,984	$1,879,993
Shares reacquired	(91,858)	(582,015)

Net increase (decrease) in shares outstanding	235,126	$1,297,978

Year ended February 28, 2009:
Shares sold	47,985	$294,626
Shares reacquired	(80,546)	(492,254)

Net increase (decrease) in shares outstanding	(32,561)	$(197,628)

Note 7. New Accounting Pronouncements

In June 2009, FASB released Statement of Financial Accounting Standard No. 166, Accounting for Transfers of Financial Assets (FAS 166) and Statement of Financial Accounting Standard 167, Amendments to FASB Interpretation No. 46(R) (FAS 167), which change the ways entities account for securitizations and special purpose entities. FAS 166 will require more information about transfers of financial assets, including securitization transactions, and where entities have continuing exposure to the risks related to transferred financial assets. It eliminates the concept of a “qualifying special-purpose entity,” changes the requirements for derecognizing financial assets, and requires additional disclosures. FAS 167 changes how a company determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The application

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of FAS 166 and FAS 167 is required for fiscal years beginning after November 15, 2009 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 166 and FAS 167 and their impact on the financial statements has not been determined.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through October 26, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Jennison Select Growth Fund	25

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended August 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$4.94

Income (loss) from investment operations
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.53

Total from investment operations	1.51

Net asset value, end of period	$6.45

Total Return(b):	30.57%
Ratios/Supplemental Data:
Net assets, end of period (000)	$89,449
Average net assets (000)	$81,472
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.88	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.63	%(e)(f)
Net investment loss	(.75	)%(e)(f)
For Class A, B, C, L, M, X and Z shares:
Portfolio turnover	36%

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(e)	As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class A. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 1.95%, 1.70%, and (.82)%, respectively, for the six months ended August 31, 2009 and 1.78%, 1.53%, and (.82)%, respectively, for the year ended February 28, 2009.
(f)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended February 28/29,
2009(a)		2008(a)	2007(a)	2006(a)	2005

$7.21		$7.27	$7.28	$6.21	$5.99

(.05)		(.04)	(.07)	(.07)	(.06)
(2.22)		(.02)	.06	1.14	.28

(2.27)		(.06)	(.01)	1.07	.22

$4.94		$7.21	$7.27	$7.28	$6.21

(31.48)%		(.83)%	(.14)%	17.23%	3.67%

$67,381		$87,213	$8,933	$18,621	$12,162
$85,895		$41,353	$10,008	$14,606	$13,789

1.71	%(e)	1.71%	1.85%	1.78%	1.77%
1.46	%(e)	1.46%	1.60%	1.53%	1.52%
(.75	)%(e)	(.55)%	(1.04)%	(1.01)%	(.81)%

132%		187%	86%	164%	86%

See Notes to Financial Statements.

Jennison Select Growth Fund	27

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended August 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$4.63

Income (loss) from investment operations
Net investment loss	(.04)
Net realized and unrealized gain (loss) on investment transactions	1.43

Total from investment operations	1.39

Net asset value, end of period	$6.02

Total Return(b):	30.02%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,100
Average net assets (000)	$6,611
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.63	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	1.63	%(d)(e)
Net investment loss	(1.49	)%(d)(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class B. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 2.70%, 1.70% and (1.56)%, respectively, for the six months ended August 31, 2009 and 2.53%, 1.53%, and (1.47)%, respectively, for the year ended February 28, 2009.
(e)	Annualized

See Notes to Financial Statements.

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Class B
Year Ended February 28/29,
2009(a)		2008(a)	2007(a)	2006(a)	2005

$6.81		$6.92	$6.97	$6.00	$5.83

(.09)		(.10)	(.12)	(.12)	(.10)
(2.09)		(.01)	.07	1.09	.27

(2.18)		(.11)	(.05)	.97	.17

$4.63		$6.81	$6.92	$6.97	$6.00

(32.01)%		(1.59)%	(.72)%	16.17%	2.92%

$5,898		$11,806	$30,329	$43,520	$49,855
$8,780		$17,664	$35,402	$46,586	$55,354

2.46	%(d)	2.46%	2.60%	2.53%	2.52%
1.46	%(d)	1.46%	1.60%	1.53%	1.52%
(1.40	)%(d)	(1.48)%	(1.79)%	(1.82)%	(1.56)%

See Notes to Financial Statements.

Jennison Select Growth Fund	29

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended August 31, 2009(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$4.63

Income (loss) from investment operations
Net investment loss	(.04)
Net realized and unrealized gain (loss) on investment transactions	1.43

Total from investment operations	1.39

Net asset value, end of period	$6.02

Total Return(b):	30.02%
Ratios/Supplemental Data:
Net assets, end of period (000)	$31,470
Average net assets (000)	$27,881
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.63	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	1.63	%(d)(e)
Net investment loss	(1.50	)%(d)(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class C. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 2.70%, 1.70%, and (1.57)%, respectively, for the six months ended August 31, 2009 and 2.53%, 1.53%, and (1.52)%, respectively, for the year ended February 28, 2009.
(e)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended February 28/29,
2009(a)		2008(a)	2007(a)	2006(a)	2005

$6.80		$6.92	$6.97	$6.00	$5.82

(.09)		(.09)	(.12)	(.12)	(.11)
(2.08)		(.03)	.07	1.09	.29

(2.17)		(.12)	(.05)	.97	.18

$4.63		$6.80	$6.92	$6.97	$6.00

(31.91)%		(1.73)%	(.72)%	16.17%	3.09%

$23,861		$39,541	$16,284	$24,221	$28,015
$32,885		$25,312	$19,426	$25,883	$32,503

2.46	%(d)	2.46%	2.60%	2.53%	2.52%
1.46	%(d)	1.46%	1.60%	1.53%	1.52%
(1.45	)%(d)	(1.36)%	(1.79)%	(1.82)%	(1.56)%

See Notes to Financial Statements.

Jennison Select Growth Fund	31

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended August 31, 2009(b)		Year Ended February 28, 2009(b)		October 29, 2007(a) Through February 29, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$4.92		$7.20		$8.26

Income (loss) from investment operations
Net investment loss	(.03)		(.05)		(.02)
Net realized and unrealized gain (loss) on investment transactions	1.53		(2.23)		(1.04)

Total from investment operations	1.50		(2.28)		(1.06)

Net asset value, end of period	$6.42		$4.92		$7.20

Total Return(c):	30.49%		(31.67)%		(12.83)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$19,706		$16,347		$29,541
Average net assets (000)	$18,409		$24,123		$33,160
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.13	%(e)(f)	1.96	%(e)	1.96	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.63	%(e)(f)	1.46	%(e)	1.46	%(f)
Net investment loss	(1.00	)%(e)(f)	(.82	)%(e)	(.59	)%(f)

(a)	Inception date of Class L shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class L. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 2.20%, 1.70%, (1.07)%, respectively, for the six months ended August 31, 2009 and 2.03%, 1.53%, and (.89)%, respectively, for the year ended February 28, 2009.
(f)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

	Class M
	Six Months Ended August 31, 2009(b)		Year Ended February 28, 2009(b)		October 29, 2007(a) Through February 29, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$4.63		$6.81		$7.82

Income (loss) from investment operations
Net investment loss	(.04)		(.07)		(.03)
Net realized and unrealized gain (loss) on investment transactions	1.43		(2.11)		(.98)

Total from investment operations	1.39		(2.18)		(1.01)

Net asset value, end of period	$6.02		$4.63		$6.81

Total Return(c):	30.02%		(32.01)%		(12.92)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,880		$10,617		$44,006
Average net assets (000)	$9,719		$23,996		$58,596
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.63	%(e)(f)	2.46	%(e)	2.46	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.63	%(e)(f)	1.46	%(e)	1.46	%(f)
Net investment loss	(1.48	)%(e)(f)	(1.10	)%(e)	(1.08	)%(f)

(a)	Inception date of Class M shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class M. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 2.70%, 1.70%, and (1.55)%, respectively, for the six months ended August 31, 2009 and 2.53%, 1.53%, and (1.17)%, respectively, for the period ended February 28, 2009.
(f)	Annualized.

See Notes to Financial Statements.

Jennison Select Growth Fund	33

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended August 31, 2009(b)		Year Ended February 28, 2009(b)		October 29, 2007(a) Through February 29, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$4.63		$6.81		$7.82

Income (loss) from investment operations
Net investment loss	(.04)		(.08)		(.03)
Net realized and unrealized gain (loss) on investment transactions	1.43		(2.10)		(.98)

Total from investment operations	1.39		(2.18)		(1.01)

Net asset value, end of period	$6.02		$4.63		$6.81

Total Return(c):	30.02%		(32.01)%		(12.92)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,017		$7,451		$15,152
Average net assets (000)	$7,398		$12,140		$17,003
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.63	%(e)(f)	2.46	%(e)	2.46	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.63	%(e)(f)	1.46	%(e)	1.46	%(f)
Net investment loss	(1.48	)%(e)(f)	(1.29	)%(e)	(1.09	)%(f)

(a)	Inception date of Class X shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class X. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 2.70%, 1.70% and (1.55)%, respectively, for the six months ended August 31, 2009 and 2.53%, 1.53%, and (1.36)%, respectively, for the year ended February 28, 2009.
(f)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended August 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.05

Income (loss) from investment operations
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment transactions	1.57

Total from investment operations	1.55

Net asset value, end of period	$6.60

Total Return(b):	30.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,466
Average net assets (000)	$2,104
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.63	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	1.63	%(d)(e)
Net investment loss	(.48	)%(d)(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12B-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class Z. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 1.70%, 1.70%, and (.55)%, respectively, for the six months ended August 31, 2009 and 1.53%, 1.53%, and (.49)%, respectively, for the year ended February 28, 2009.
(e)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended February 28/29,
2009(a)		2008(a)	2007(a)	2006(a)	2005

$7.35		$7.40	$7.39	$6.29	$6.05

(.03)		(.04)	(.06)	(.06)	(.04)
(2.27)		(.01)	.07	1.16	.28

(2.30)		(.05)	.01	1.10	.24

$5.05		$7.35	$7.40	$7.39	$6.29

(31.29)%		(.68)%	.14%	17.49%	3.97%

$699		$1,257	$1,633	$2,249	$3,051
$1,024		$1,478	$1,952	$2,523	$3,447

1.46	%(d)	1.46%	1.60%	1.53%	1.52%
1.46	%(d)	1.46%	1.60%	1.53%	1.52%
(.42	)%(d)	(.54)%	(.80)%	(.82)%	(.57)%

See Notes to Financial Statements.

Jennison Select Growth Fund	37

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Jennison Select Growth Fund (the “Fund”)1 consists of 11 individuals, 10 of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the JennisonDryden Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2-4, 2009 and approved the renewal of the agreements through July 31, 2010, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, and five-year periods ending December 31, 2008, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees,

1 Jennison Select Growth Fund is a series of JennisonDryden Opportunity Funds.

Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 2-4, 2009.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, between PI and PIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI, PIM and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other

Visit our website at www.jennisondryden.com

relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI, the sub-management services provided by PIM, and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI, PIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Large-Cap Growth Funds Performance Universe) was in the first quartile for the one- and five-year periods, and in the second quartile over the three-year period. The Board also noted that the Fund outperformed its benchmark index over all periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps, or waivers) ranked in the second quartile, and that the Fund’s total expenses ranked in the fourth quartile. The Board considered PI’s explanation that the Fund’s fourth quartile ranking for total expenses was primarily attributable to high transfer agency expenses. The Board considered that PI has agreed to reimburse and/or waive up to 0.070% to the extent that the Fund’s annual operating expenses exceed 1.250% (exclusive of 12b-1 fees and certain other fees); the Board agreed that PI should not discontinue the existing waiver on Fund expenses. The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors,

Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser and the profitability of the sub-manager, each affiliates of PI, as their profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI, PIM and Jennison

The Board considered potential ancillary benefits that might be received by PI, PIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI or PIM included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s and PIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison Select Growth Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

The Fund is a series of JennisonDryden Opportunity Funds, a Delaware business trust.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Select Growth Fund
Share Class	A	B	C	L	M	X	Z
NASDAQ	SPFAX	SPFBX	SPFCX	JSGLX	JSGMX	JSGGX	SPFZX
CUSIP	47629Q872	47629Q864	47629Q856	86276R759	86276R742	86276R734	47629Q849

MF500E2    0163411-00001-00

AUGUST 31, 2009	SEMIANNUAL REPORT

Dryden Strategic Value Fund

FUND TYPE

Large cap stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

October 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Strategic Value Fund

Dryden Strategic Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Strategic Value Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.90%; Class B, 2.60%; Class C, 2.60%; Class Z, 1.60%. Net operating expenses apply to: Class A, 1.85%; Class B, 2.60%; Class C, 2.60%; Class Z, 1.60%, after contractual reduction through 6/30/2010.

Cumulative Total Returns as of 8/31/09
	Six Months	One Year	Five Years	Since Inception[1]
Class A	44.05%	–19.04%	–4.70%	–0.59%
Class B	43.66	–19.67	–8.08	–6.60
Class C	43.66	–19.67	–8.08	–6.60
Class Z	44.27	–18.82	–3.48	1.55
Russell 1000 Value Index[2]	44.21	–20.27	2.26	17.07
S&P 500 Index[3]	40.46	–18.25	2.50	3.14
Lipper Large-Cap Value Funds Avg.[4]	42.50	–18.12	1.27	9.45

Average Annual Total Returns[5] as of 9/30/09
		One Year	Five Years	Since Inception[1]
Class A		–15.45%	–1.69%	–0.35%
Class B		–15.24	–1.49	–0.43
Class C		–12.01	–1.32	–0.43
Class Z		–10.32	–0.33	0.56
Russell 1000 Value Index[2]		–10.62	0.90	2.33
S&P 500 Index[3]		–6.91	1.01	0.80
Lipper Large-Cap Value Funds Avg.[4]		–7.92	0.65	1.44

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date: 3/30/01.

2The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the U.S. have performed.

4The Lipper Large-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the Russell 1000 Value Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Value Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/09
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	5.4%
JPMorgan Chase & Co., Diversified Financial Services	3.7
AT&T Inc., Diversified Telecommunication Services	3.4
Chevron Corp., Oil, Gas & Consumable Fuels	3.3
General Electric Co., Industrial Conglomerates	3.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/09
Oil, Gas & Consumable Fuels	15.4%
Pharmaceuticals	8.6
Diversified Telecommunication Services	6.1
Commercial Banks	5.6
Diversified Financial Services	5.4

Industry weightings reflect only long-term investments and are subject to change.

Dryden Strategic Value Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2009, at the beginning of the period, and held through the six-month period ended August 31, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

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expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Strategic Value Fund		Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,440.50	1.85%	$11.38
	Hypothetical	$1,000.00	$1,015.88	1.85%	$9.40

Class B	Actual	$1,000.00	$1,436.60	2.60%	$15.97
	Hypothetical	$1,000.00	$1,012.10	2.60%	$13.19

Class C	Actual	$1,000.00	$1,436.60	2.60%	$15.97
	Hypothetical	$1,000.00	$1,012.10	2.60%	$13.19

Class Z	Actual	$1,000.00	$1,442.70	1.60%	$9.85
	Hypothetical	$1,000.00	$1,017.14	1.60%	$8.13

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2009, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Dryden Strategic Value Fund	5

Portfolio of Investments

as of August 31, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.5%
COMMON STOCKS

Aerospace & Defense 2.4%
6,000	General Dynamics Corp.	$355,140
3,300	Honeywell International, Inc.	121,308
5,800	Northrop Grumman Corp.	283,098
3,900	United Technologies Corp.	231,504

		991,050

Auto Components 0.2%
4,100	Johnson Controls, Inc.	101,557

Automobiles 0.5%
7,700	Harley-Davidson, Inc.	184,646

Beverages 0.9%
9,000	Coca-Cola Enterprises, Inc.	181,890
11,500	Constellation Brands, Inc. (Class A Stock)(a)	170,085

		351,975

Biotechnology 0.4%
3,000	Amgen, Inc.(a)	179,220

Building Products 0.4%
11,600	Masco Corp.	167,968

Capital Markets 2.2%
4,000	Goldman Sachs Group, Inc. (The)	661,840
8,100	Morgan Stanley	234,576

		896,416

Chemicals 2.6%
15,300	Dow Chemical Co. (The)	325,737
10,600	E.I. DuPont de Nemours & Co.	338,458
2,900	Eastman Chemical Co.	151,264
4,600	PPG Industries, Inc.	254,840

		1,070,299

Commercial Banks 5.6%
9,600	BB&T Corp.	268,224
3,900	Comerica, Inc.	104,013
5,100	PNC Financial Services Group, Inc.	217,209

See Notes to Financial Statements.

Dryden Strategic Value Fund	7

Portfolio of Investments

as of August 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
8,944	Regions Financial Corp.	$52,412
5,200	SunTrust Banks, Inc.	121,524
20,400	U.S. Bancorp	461,448
36,256	Wells Fargo & Co.	997,765
2,700	Zions Bancorporation	47,709

		2,270,304

Commercial Services & Supplies 1.5%
6,300	Avery Dennison Corp.	194,670
2,900	Cintas Corp.	79,576
6,800	Pitney Bowes, Inc.	151,980
10,400	R.R. Donnelley & Sons Co.	185,536

		611,762

Communications Equipment 0.3%
3,300	Harris Corp.	114,609

Computers & Peripherals 1.7%
13,100	Dell, Inc.(a)	207,373
4,300	Hewlett-Packard Co.	193,027
1,100	International Business Machines Corp.	129,855
8,700	Lexmark International, Inc. (Class A Stock)(a)	163,908

		694,163

Consumer Finance 0.6%
4,900	Capital One Financial Corp.	182,721
5,400	Discover Financial Services	74,250

		256,971

Containers & Packaging 0.5%
3,800	Ball Corp.	184,148

Diversified Consumer Services 0.2%
3,600	H&R Block, Inc.	62,208

Diversified Financial Services 5.4%
33,419	Bank of America Corp.	587,840
20,600	Citigroup, Inc.	103,000
34,200	JPMorgan Chase & Co.	1,486,332

		2,177,172

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Telecommunication Services 6.1%
53,620	AT&T, Inc.	$1,396,801
6,000	CenturyTel, Inc.	193,380
28,700	Verizon Communications, Inc.	890,848

		2,481,029

Electric Utilities 3.5%
8,800	American Electric Power Co., Inc.	276,584
19,024	Duke Energy Corp.	294,682
7,400	Edison International	247,234
1,800	FirstEnergy Corp.	81,234
5,400	Pinnacle West Capital Corp.	177,714
4,000	Progress Energy, Inc.	158,120
5,400	Southern Co.	168,480

		1,404,048

Electrical Equipment 0.4%
4,100	Rockwell Automation, Inc.	171,585

Electronic Equipment & Instruments 0.4%
10,500	Corning, Inc.	158,340

Energy Equipment & Services 1.8%
12,400	BJ Services Co.	199,144
3,900	ENSCO International, Inc.	143,910
11,600	Nabors Industries Ltd.(a)	205,088
8,800	Rowan Cos., Inc.	182,248

		730,390

Food & Staples Retailing 1.0%
3,500	Kroger Co. (The)	75,565
10,200	Safeway, Inc.	194,310
10,200	SUPERVALU, Inc.	146,370

		416,245

Food Products 2.3%
8,300	Archer-Daniels-Midland Co.	239,289
12,800	ConAgra Foods, Inc.	262,784
6,802	Kraft Foods, Inc. (Class A Stock)	192,837
11,100	Sara Lee Corp.	107,559
9,600	Tyson Foods, Inc. (Class A Stock)	115,104

		917,573

See Notes to Financial Statements.

Dryden Strategic Value Fund	9

Portfolio of Investments

as of August 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Providers & Services 3.4%
6,800	Aetna, Inc.	$193,800
8,500	CIGNA Corp.	250,155
9,300	Coventry Health Care, Inc.(a)	203,019
13,100	UnitedHealth Group, Inc.	366,800
7,100	WellPoint, Inc.(a)	375,235

		1,389,009

Healthcare Technology 0.3%
9,600	IMS Health, Inc.	133,056

Hotels, Restaurants & Leisure 1.1%
6,700	Carnival Corp.	195,975
3,500	Darden Restaurants, Inc.	115,255
8,700	Wyndham Worldwide Corp.	131,805

		443,035

Household Durables 2.4%
3,500	Black & Decker Corp.	154,420
3,000	D.R. Horton, Inc.	40,230
4,100	Fortune Brands, Inc.	163,221
2,000	KB Home	36,420
2,200	Leggett & Platt, Inc.	40,150
2,300	Lennar Corp. (Class A Stock)	34,845
10,900	Newell Rubbermaid, Inc.	151,728
5,252	Pulte Homes, Inc.	67,121
3,100	Stanley Works (The)	126,883
2,800	Whirlpool Corp.	179,788

		994,806

Industrial Conglomerates 3.4%
87,700	General Electric Co.	1,219,030
10,000	Textron, Inc.	153,600

		1,372,630

Insurance 4.3%
7,600	Allstate Corp. (The)	223,364
6,200	Chubb Corp.	306,218
3,500	Hartford Financial Services Group, Inc.	83,020
5,887	Lincoln National Corp.	148,588
5,600	MetLife, Inc.	211,456

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (cont’d.)
13,800	Progressive Corp. (The)	$227,976
3,800	Torchmark Corp.	161,918
8,000	Travelers Cos., Inc. (The)	403,360

		1,765,900

IT Services 1.0%
5,000	Computer Sciences Corp.(a)	244,250
13,600	Convergys Corp.(a)	147,424

		391,674

Leisure Equipment & Products 0.2%
3,400	Mattel, Inc.	61,166

Machinery 2.4%
5,500	Caterpillar, Inc.	249,205
3,100	Deere & Co.	135,160
5,200	Dover Corp.	179,868
4,100	Eaton Corp.	221,195
4,200	Parker Hannifin Corp.	204,372

		989,800

Media 3.3%
16,950	CBS Corp. (Class B Stock)	175,433
6,250	Comcast Corp. (Class A Stock)	95,750
11,500	Gannett Co., Inc.	99,360
4,800	McGraw-Hill Cos., Inc. (The)	161,328
4,900	Meredith Corp.	135,632
14,300	Time Warner, Inc.	399,113
4,450	Viacom, Inc. (Class B Stock)(a)	111,428
7,100	Walt Disney Co. (The)	184,884

		1,362,928

Metals & Mining 1.8%
13,900	Alcoa, Inc.	167,495
4,700	Allegheny Technologies, Inc.	142,739
6,000	Nucor Corp.	267,240
3,900	United States Steel Corp.	170,742

		748,216

See Notes to Financial Statements.

Dryden Strategic Value Fund	11

Portfolio of Investments

as of August 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multiline Retail 0.9%
5,600	J.C. Penney Co., Inc.	$168,224
12,200	Macy’s, Inc.	189,344

		357,568

Multi-Utilities 3.6%
6,100	Ameren Corp.	164,517
6,100	Consolidated Edison, Inc.	245,159
7,600	Dominion Resources, Inc.	251,408
5,700	DTE Energy Co.	198,246
13,500	NiSource, Inc.	178,335
5,000	Sempra Energy	250,850
9,300	Xcel Energy, Inc.	183,675

		1,472,190

Oil, Gas & Consumable Fuels 15.4%
2,600	Anadarko Petroleum Corp.	137,462
4,700	Apache Corp.	399,265
19,000	Chevron Corp.	1,328,860
15,596	ConocoPhillips	702,288
6,000	Devon Energy Corp.	368,280
31,800	Exxon Mobil Corp.	2,198,969
2,200	Hess Corp.	111,298
10,500	Marathon Oil Corp.	324,135
5,500	Occidental Petroleum Corp.	402,050
3,600	Sunoco, Inc.	96,840
11,300	Valero Energy Corp.	211,762

		6,281,209

Paper & Forest Products 0.9%
9,600	International Paper Co.	220,320
4,334	Weyerhaeuser Co.	162,048

		382,368

Pharmaceuticals 8.6%
9,000	Eli Lilly & Co.	301,140
8,500	Forest Laboratories, Inc.(a)	248,795
7,500	Johnson & Johnson	453,300
18,900	King Pharmaceuticals, Inc.(a)	196,182
19,500	Merck & Co., Inc.	632,385

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
68,900	Pfizer, Inc.	$1,150,630
10,700	Wyeth	511,995

		3,494,427

Road & Rail 1.2%
6,000	Norfolk Southern Corp.	275,220
5,100	Ryder System, Inc.	193,800

		469,020

Specialty Retail 3.4%
3,100	Abercrombie & Fitch Co. (Class A Stock)	100,099
2,747	AutoNation, Inc.(a)	52,138
300	AutoZone, Inc.(a)	44,175
18,400	Home Depot, Inc.	502,136
15,300	Lowe’s Cos., Inc.	328,950
7,200	Limited Brands, Inc.	107,424
8,100	RadioShack Corp.	122,553
2,100	Sherwin-Williams Co. (The)	126,420

		1,383,895

Textiles, Apparel & Luxury Goods 0.5%
2,700	VF Corp.	187,812

Tobacco 0.5%
9,200	Altria Group, Inc.	168,176
900	Philip Morris International, Inc.	41,139

		209,315

	Total Investments 99.5% (cost $46,580,496; Note 5)	40,483,702
	Other assets in excess of liabilities 0.5%	201,098

	Net Assets 100.0%	$40,684,800

(a)	Non-income producing security.

See Notes to Financial Statements.

Dryden Strategic Value Fund	13

Portfolio of Investments

as of August 31, 2009 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$40,483,702	—	—
Other Financial Instruments*	—	—	—

Total	$40,483,702	—	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of February 28, 2009, and August 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2009 were as follows:

Oil, Gas & Consumable Fuels	15.4%
Pharmaceuticals	8.6
Diversified Telecommunication Services	6.1
Commercial Banks	5.6
Diversified Financial Services	5.4
Insurance	4.3
Multi-Utilities	3.6
Electric Utilities	3.5
Healthcare Providers & Services	3.4
Industrial Conglomerates	3.4
Specialty Retail	3.4
Media	3.3
Chemicals	2.6
Aerospace & Defense	2.4

See Notes to Financial Statements.

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Industry (cont’d.)
Household Durables	2.4%
Machinery	2.4
Food Products	2.3
Capital Markets	2.2
Energy Equipment & Services	1.8
Metals & Mining	1.8
Computers & Peripherals	1.7
Commercial Services & Supplies	1.5
Road & Rail	1.2
Hotels, Restaurants & Leisure	1.1
Food & Staples Retailing	1.0
IT Services	1.0
Beverages	0.9
Multiline Retail	0.9
Paper & Forest Products	0.9
Consumer Finance	0.6
Automobiles	0.5
Containers & Packaging	0.5
Textiles, Apparel & Luxury Goods	0.5
Tobacco	0.5
Biotechnology	0.4
Building Products	0.4
Electrical Equipment	0.4
Electronic Equipment & Instruments	0.4
Communications Equipment	0.3
Healthcare Technology	0.3
Auto Components	0.2
Diversified Consumer Services	0.2
Leisure Equipment & Products	0.2

99.5
Other assets in excess of liabilities	0.5

100.0%

See Notes to Financial Statements.

Dryden Strategic Value Fund	15

Statement of Assets and Liabilities

as of August 31, 2009 (Unaudited)

Assets
Investments, at value (cost $46,580,496)	$40,483,702
Cash	342,208
Dividends and interest receivable	132,007
Receivable for investments sold	65,644
Receivable for Fund shares sold	179

Total assets	41,023,740

Liabilities
Payable for Fund shares reacquired	116,445
Accrued expenses and other liabilities	89,833
Payable for investments purchased	65,550
Management fee payable	27,543
Distribution fee payable	18,293
Affiliated transfer agent fee payable	16,433
Deferred trustees fees	4,843

Total liabilities	338,940

Net Assets	$40,684,800

Net assets were comprised of:
Shares of beneficial interest, at par	$5,087
Paid in capital, in excess of par	53,879,730

53,884,817
Undistributed net investment income	133,108
Accumulated net realized loss on investment transactions	(7,236,331)
Net unrealized depreciation on investments	(6,096,794)

Net assets, August 31, 2009	$40,684,800

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($23,815,986 ÷ 2,935,049 shares of beneficial interest issued and outstanding)	$8.11
Maximum sales charge (5.5% of offering price)	.47

Maximum offering price to public	$8.58

Class B
Net asset value, offering price and redemption price per share ($2,261,715 ÷ 289,522 shares of beneficial interest issued and outstanding)	$7.81

Class C
Net asset value, offering price and redemption price per share ($13,383,916 ÷ 1,713,346 shares of beneficial interest issued and outstanding)	$7.81

Class Z
Net asset value, offering price and redemption price per share ($1,223,183 ÷ 148,740 shares of beneficial interest issued and outstanding)	$8.22

See Notes to Financial Statements.

Dryden Strategic Value Fund	17

Statement of Operations

Six Months Ended August 31, 2009 (Unaudited)

Net Investment Income
Income
Dividends	$547,369
Interest	81

Total income	547,450

Expenses
Management fee	149,456
Distribution fee—Class A	26,760
Distribution fee—Class B	11,694
Distribution fee—Class C	62,815
Transfer agent’s fees and expenses (including affiliated expense of $28,800)	51,000
Custodian’s fees and expenses	25,000
Registration fees	25,000
Reports to shareholders	13,000
Audit fee	11,000
Legal fees and expenses	10,000
Trustees’ fees	7,000
Insurance expenses	3,000
Loan interest expense (Note 7)	4
Miscellaneous expenses	4,342

Total expenses	400,071

Net investment income	147,379

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(1,809,571)
Net change in unrealized appreciation (depreciation) on investments	14,878,899

Net gain on investments	13,069,328

Net Increase In Net Assets Resulting From Operations	$13,216,707

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2009	Year Ended February 28, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$147,379	$847,225
Net realized loss on investment transactions	(1,809,571)	(5,259,212)
Net change in unrealized appreciation (depreciation) on investments	14,878,899	(27,008,571)

Net increase (decrease) in net assets resulting from operations	13,216,707	(31,420,558)

Dividends from net investment income (Note 1)
Class A	(483,904)	(195,239)
Class B	(54,464)	—
Class C	(282,132)	—
Class Z	(22,607)	(14,742)

	(843,107)	(209,981)

Distributions from net realized gains
Class A	—	(1,500,054)
Class B	—	(297,049)
Class C	—	(1,019,732)
Class Z	—	(86,906)

	—	(2,903,741)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	516,123	5,208,851
Net asset value of shares issued in reinvestment of dividends	762,760	2,877,695
Cost of shares reacquired	(4,902,656)	(19,897,549)

Net decrease in net assets resulting from Fund share transactions	(3,623,773)	(11,811,003)

Total increase (decrease)	8,749,827	(46,345,283)

Net Assets
Beginning of period	31,934,973	78,280,256

End of period(a)	$40,684,800	$31,934,973

(a) Includes undistributed net investment income of	$133,108	$828,836

See Notes to Financial Statements.

Dryden Strategic Value Fund	19

Notes to Financial Statements

(Unaudited)

JennisonDryden Opportunity Funds (the “Trust”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust currently consists of two series: Jennison Select Growth Fund and Dryden Strategic Value Fund (the “Fund”). These financial statements relate to Dryden Strategic Value Fund. The financial statements of the Jennison Select Growth are not presented herein. The Trust was established as a Delaware business Trust on January 28, 2000.

The investment objective of the Fund is long-term growth of capital. The Fund’s subadviser uses a disciplined, quantitative approach to invest in stocks that it believes are out of favor and undervalued based on price-to-earnings ratios and other value factors. The Fund may hold in excess of 200 securities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing

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time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days, are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar

Dryden Strategic Value Fund	21

Notes to Financial Statements

(Unaudited) continued

equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets (excluding investments) and liabilities at fiscal period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sale of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees that are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income and distributions of net capital and currency gains in excess of capital loss carryforward, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified among undistributed net investment income; accumulated net realized gain or loss and paid in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of the subadviser, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .80 of 1% of the Fund’s average daily net assets up to and including $1 billion and .75 of 1% of such average daily net assets in excess of $1 billion. The effective management fee rate was .80 of 1% for the six months ended August 31, 2009.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees related to Class A shares to .25% of the average daily net assets of Class A shares.

PIMS has advised the Fund that it has received approximately $1,100 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2009. From these fees, PIMS paid such sales charges to affiliated broker- dealers which in turn paid commissions to sales persons and incurred other distribution costs.

Dryden Strategic Value Fund	23

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that it has received approximately $1,500 in contingent deferred sales charges imposed upon certain redemptions by Class B shareholders during the six months ended August 31, 2009.

PI, PIMS and QMA are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended August 31, 2009, the Fund incurred approximately $25,000 in total networking fees, of which approximately $13,900 was paid to First Clearing. These amounts are included in the transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended August 31, 2009 aggregated $2,694,751 and $6,736,512, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$46,600,484	$4,846,170	$(10,962,952)	$(6,116,782)

The difference between the book basis and tax basis was primarily attributable to deferred losses on wash sales.

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For federal tax purposes, the Fund had a capital loss carryforward as of February 28, 2009 of approximately $1,794,000 which expires in 2017. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realized full benefit prior to the expiration date. The Fund elected to treat post-October capital losses of approximately $3,613,000 as having been incurred in this fiscal year.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2009, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

Dryden Strategic Value Fund	25

Notes to Financial Statements

(Unaudited) continued

Class A	Shares	Amount
Six months ended August 31, 2009:
Shares sold	41,290	$283,867
Shares issued in reinvestment of dividends	62,503	436,274
Shares reacquired	(348,308)	(2,391,864)

Net increase (decrease) in shares outstanding before conversion	(244,515)	(1,671,723)
Shares issued upon conversion from Class B	137,369	890,755

Net increase (decrease) in shares outstanding	(107,146)	$(780,968)

Year ended February 28, 2009:
Shares sold	432,091	$4,620,214
Shares issued in reinvestment of dividends	218,729	1,559,540
Shares reacquired	(740,224)	(6,707,032)

Net increase (decrease) in shares outstanding before conversion	(89,404)	(527,278)
Shares issued upon conversion from Class B	1,913,118	21,735,018

Net increase (decrease) in shares outstanding	1,823,714	$21,207,740

Class B
Six months ended August 31, 2009:
Shares sold	6,798	$44,432
Shares issued in reinvestment of dividends	7,537	50,716
Shares reacquired	(59,416)	(393,598)

Net increase (decrease) in shares outstanding before conversion	(45,081)	(298,450)
Shares redeemed upon conversion into Class A	(142,245)	(890,755)

Net increase (decrease) in shares outstanding	(187,326)	$(1,189,205)

Year ended February 28, 2009:
Shares sold	31,121	$279,846
Shares issued in reinvestment of dividends	40,231	277,993
Shares reacquired	(729,563)	(7,708,117)

Net increase (decrease) in shares outstanding before conversion	(658,211)	(7,150,278)
Shares redeemed upon conversion into Class A	(1,983,019)	(21,735,018)

Net increase (decrease) in shares outstanding	(2,641,230)	$(28,885,296)

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Class C	Shares	Amount
Six months ended August 31, 2009:
Shares sold	7,045	$44,613
Shares issued in reinvestment of dividends	37,795	254,360
Shares reacquired	(288,667)	(1,928,655)

Net increase (decrease) in shares outstanding	(243,827)	$(1,629,682)

Year ended February 28, 2009:
Shares sold	29,254	$237,997
Shares issued in reinvestment of dividends	136,076	940,286
Shares reacquired	(538,070)	(4,796,430)

Net increase (decrease) in shares outstanding	(372,740)	$(3,618,147)

Class Z
Six months ended August 31, 2009:
Shares sold	19,331	$143,211
Shares issued in reinvestment of dividends	3,028	21,410
Shares reacquired	(27,305)	(188,539)

Net increase (decrease) in shares outstanding	(4,946)	$(23,918)

Year ended February 28, 2009:
Shares sold	8,064	$70,794
Shares issued in reinvestment of dividends	13,834	99,876
Shares reacquired	(75,908)	(685,970)

Net increase (decrease) in shares outstanding	(54,010)	$(515,300)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .15 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of .13 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund utilized the line of credit during the six months ended August 31, 2009. The balance for the 1 day the Fund had the loan outstanding during the period was $114,000 at an interest rate of 1.24%. At August 31, 2009, the Fund did not have an outstanding loan amount.

Dryden Strategic Value Fund	27

Notes to Financial Statements

(Unaudited) continued

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through October 23, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Note 9. New Accounting Pronouncements

In June 2009, FASB released Statement of Financial Accounting Standard No. 166, Accounting for Transfers of Financial Assets (FAS 166) and Statement of Financial Accounting Standard 167, Amendments to FASB Interpretation No. 46(R) (FAS 167), which change the ways entities account for securitizations and special purpose entities. FAS 166 will require more information about transfers of financial assets, including securitization transactions, and where entities have continuing exposure to the risks related to transferred financial assets. It eliminates the concept of a “qualifying special-purpose entity,” changes the requirements for derecognizing financial assets, and requires additional disclosures. FAS 167 changes how a company determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The application of FAS 166 and FAS 167 is required for fiscal years beginning after November 15, 2009 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 166 and FAS 167 and their impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

AUGUST 31, 2009	SEMIANNUAL REPORT

Dryden Strategic Value Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended August 31, 2009(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.76

Income (loss) from investment operations
Net investment income	.04
Net realized and unrealized gain (loss) on investment transactions	2.47

Total from investment operations	2.51

Less Dividends and Distributions:
Dividends from net investment income	(.16)
Distributions from net realized gains	—

Total dividends and distributions	(.16)

Net asset value, end of period	$8.11

Total Return(a):	44.05%
Ratios/Supplemental Data:
Net assets, end of period (000)	$23,816
Average net assets (000)	$21,233
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.85	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.60	%(d)
Net investment income	1.08	%(d)
Portfolio turnover	7	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares through June 30, 2010.
(c)	Calculations are based on average shares outstanding during the period.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended
February 28, 2009(c)	February 29, 2008(c)	February 28, 2007(c)	February 28, 2006	February 28, 2005

$11.69	$14.00	$12.26	$11.45	$10.94

.19	.20	.18	.10	.05
(5.54)	(1.38)	1.71	.71	.46

(5.35)	(1.18)	1.89	.81	.51

(.07)	(.19)	(.15)	—	—
(.51)	(.94)	—	—	—

(.58)	(1.13)	(.15)	—	—

$5.76	$11.69	$14.00	$12.26	$11.45

(46.73)%	(9.02)%	15.46%	7.07%	4.66%

$17,508	$14,247	$15,970	$14,968	$27,279
$24,233	$16,449	$15,214	$21,585	$28,464

1.56%	1.27%	1.34%	1.52%	1.49%
1.31%	1.02%	1.09%	1.27%	1.24%
1.96%	1.42%	1.34%	.55%	.38%
16%	11%	7%	129%	25%

See Notes to Financial Statements.

Dryden Strategic Value Fund	31

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended August 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.56

Income (loss) from investment operations
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	2.39

Total from investment operations	2.40

Less Dividends and Distributions:
Dividends from net investment income	(.15)
Distributions from net realized gains	—

Total dividends and distributions	(.15)

Net asset value, end of period	$7.81

Total Return(a):	43.66%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,262
Average net assets (000)	$2,320
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.60	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.60	%(c)
Net investment income (loss)	.36	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended
February 28, 2009(b)	February 29, 2008(b)	February 28, 2007(b)	February 28, 2006	February 28, 2005

$11.30	$13.58	$11.89	$11.19	$10.77

.09	.08	.07	(.01)	(.04)
(5.32)	(1.33)	1.67	.71	.46

(5.23)	(1.25)	1.74	.70	.42

—	(.09)	(.05)	—	—
(.51)	(.94)	—	—	—

(.51)	(1.03)	(.05)	—	—

$5.56	$11.30	$13.58	$11.89	$11.19

(47.15)%	(9.77)%	14.57%	6.26%	3.90%

$2,652	$35,243	$55,667	$61,400	$77,548
$13,253	$47,942	$57,517	$66,815	$79,294

2.31%	2.02%	2.09%	2.27%	2.24%
1.31%	1.02%	1.09%	1.27%	1.24%
.85%	.63%	.57%	(.10)%	(.37)%

See Notes to Financial Statements.

Dryden Strategic Value Fund	33

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended August 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.56

Income (loss) from investment operations
Net investment income (loss)	.01
Net realized and unrealized gain (loss) on investment transactions	2.39

Total from investment operations	2.40

Less Dividends and Distributions:
Dividends from net investment income	(.15)
Distributions from net realized gains	—

Total dividends and distributions	(.15)

Net asset value, end of period	$7.81

Total Return(a):	43.66%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,384
Average net assets (000)	$12,461
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.60	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.60	%(c)
Net investment income (loss)	.33	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended
February 28, 2009(b)	February 29, 2008(b)	February 28, 2007(b)	February 28, 2006	February 28, 2005

$11.30	$13.57	$11.89	$11.19	$10.77

.10	.09	.07	(.01)	(.04)
(5.33)	(1.33)	1.66	.71	.46

(5.23)	(1.24)	1.73	.70	.42

—	(.09)	(.05)	—	—
(.51)	(.94)	—	—	—

(.51)	(1.03)	(.05)	—	—

$5.56	$11.30	$13.57	$11.89	$11.19

(47.15)%	(9.70)%	14.57%	6.26%	3.90%

$10,880	$26,334	$38,523	$41,767	$54,256
$20,373	$34,794	$39,652	$46,540	$56,544

2.31%	2.02%	2.09%	2.27%	2.24%
1.31%	1.02%	1.09%	1.27%	1.24%
1.09%	.63%	.57%	(.10)%	(.37)%

See Notes to Financial Statements.

Dryden Strategic Value Fund	35

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended August 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.83

Income (loss) from investment operations
Net investment income	.05
Net realized and unrealized gain (loss) on investment transactions	2.50

Total from investment operations	2.55

Less Dividends and Distributions:
Dividends from net investment income	(.16)
Distributions from net realized gains	—

Total dividends and distributions	(.16)

Net asset value, end of period	$8.22

Total Return(a):	44.27%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,223
Average net assets (000)	$1,046
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.60	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.60	%(c)
Net investment income	1.32	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended
February 28, 2009(b)	February 29, 2008(b)	February 28, 2007(b)	February 28, 2006	February 28, 2005

$11.82	$14.15	$12.39	$11.55	$11.00

.21	.23	.21	.13	.08
(5.60)	(1.39)	1.74	.71	.47

(5.39)	(1.16)	1.95	.84	.55

(.09)	(.23)	(.19)	—	—
(.51)	(.94)	—	—	—

(.60)	(1.17)	(.19)	—	—

$5.83	$11.82	$14.15	$12.39	$11.55

(46.59)%	(8.81)%	15.74%	7.27%	5.00%

$895	$2,456	$3,821	$4,499	$6,840
$1,845	$3,363	$4,011	$5,246	$7,356

1.31%	1.02%	1.09%	1.27%	1.24%
1.31%	1.02%	1.09%	1.27%	1.24%
2.08%	1.62%	1.57%	.89%	.63%

See Notes to Financial Statements.

Dryden Strategic Value Fund	37

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Dryden Strategic Value Fund (the “Fund”)1 consists of 11 individuals, 10 of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the JennisonDryden Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2-4, 2009 and approved the renewal of the agreements through July 31, 2010, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, and five-year periods ending December 31, 2008, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its

1 Dryden Strategic Value Fund is a series of JennisonDryden Opportunity Funds.

Dryden Strategic Value Fund

Approval of Advisory Agreements (continued)

shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 2-4, 2009.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and QMA. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by QMA, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and QMA, and also reviewed the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining

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to both PI and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and QMA. The Board noted that QMA is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and QMA under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Large-Cap Value Funds Performance Universe) was in the second quartile for the one-year period, and in the third quartile for the three-year and five-year periods. The Board also noted that the Fund outperformed its benchmark index over the one- and three-year periods, though it underperformed its benchmark index over the five-year period.

The Board noted that QMA had assumed subadvisory responsibilities for the Fund in September 2005, and that, therefore, the Fund’s performance record over longer periods was not attributable to QMA. The Board concluded that, in light of the Fund’s competitive performance vis-à-vis its benchmark index, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps, or waivers) ranked in the fourth quartile, and that total expenses ranked in the Expense Group’s second quartile. The Board noted PI’s explanation that the Fund’s actual management fee was only 7.6 basis points higher than the median actual management fee for all funds included in the Expense Group.

As part of its review of the Fund’s management fee, the Board considered that the management fee arrangements for the Fund represented the result of several years of review and discussion between the Board and PI. In its review, the Board considered such things as the difficulty in managing the Fund, the size of the Fund, fees of competitors, Fund performance, expenses of service providers and such other aspects that the Trustees deemed important in the exercise of their business judgment. The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Dryden Strategic Value Fund

Approval of Advisory Agreements (continued)

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and QMA

The Board considered potential ancillary benefits that might be received by PI and QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, brokerage commissions received by affiliates of QMA, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Strategic Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

The Fund is a series of JennisonDryden Opportunity Funds, a Delaware business trust.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Strategic Value Fund
Share Class	A	B	C	Z
NASDAQ	SUVAX	SUVBX	SUVCX	SUVZX
CUSIP	86276R858	86276R866	86276R874	86276R882

MF502E2    0163380-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	JennisonDryden Opportunity Funds

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date October 22, 2009

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 22, 2009

*	Print the name and title of each signing officer under his or her signature.